ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Daqo New Energy Corp. (the “Company”) and its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. (“Chongqing Daqo”), Xinjiang Daqo New Energy Co., Ltd. (“Xinjiang Daqo”), Xinjiang Daqo Investment Co., Ltd. (“Xinjiang Daqo Investment”), Xinjiang Daqo Guodi Silicon Material Technology Co.,Ltd. (“Xinjiang Daqo Guodi”), Xinjiang Daqo Lvchuang Environmental Technology Co.,Ltd. (“Xinjiang Daqo Lvchuang”), Daqo New Energy (Hong Kong) Co., Limited (“Daqo Hong Kong”) and Inner Mongolia Daqo New Energy Co., Ltd.(“Inner Mongolia Daqo”) are collectively referred to as the Group.

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo and Xinjiang Daqo were incorporated by the Company on January 14, 2008 and February 22, 2011, respectively, in the Peoples’ Republic of China (“PRC”). Xinjiang Daqo Investment was incorporated by Daqo Group Co, Ltd. (“Daqo Group”), the Company’s ultimate parent company, on March 10, 2011. Xinjiang Daqo Investment was acquired by Xinjiang Daqo in December 2018 and therefore became the Group’s wholly-owned subsidiary.

In order to qualify for the Sci-Tech Innovation Board (“STAR”) market initial public offering (“IPO”) of Xinjiang Daqo, the Group sold 4.4% of equity interest in Xinjiang Daqo’s in June 2020 to four of its directors for the aggregate cash consideration of $28.1 million based on a determined fair value of Xinjiang Daqo supported by a valuation report. The equity interests not held by the Group are presented as a non-controlling interest in the Group’s consolidated financial statements.

The Group’s major operational subsidiary Xinjiang Daqo completed the aforementioned IPO on the Shanghai Stock Exchange’s Sci-Tech Innovation Board on 22 July, 2021, and raised net proceeds of approximately $935.0 million, to fund its business operations. Following the IPO, the Company holds approximately a total ownership of 80.7% of Xinjiang Daqo, directly and indirectly.